PMD INVESTMENT COMPANY

Financial Statements for the
Six Months Ended June 30, 2000 and
Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REVIEW REPORT


To the Shareholders and
the Board of Directors of
PMD Investment Company
Omaha, Nebraska


We have reviewed the accompanying statement of assets and liabilities of PMD Investment Company, including the schedule of investments, as of June 30, 2000, and the related statements of operations and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and of making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.


Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

Our review was made for the purpose of expressing the limited assurance described in the preceding paragraph concerning the financial statements taken as a whole. The additional information in the supplementary information-selected per share data and ratios included in footnote G for the six months ended June 30, 2000, is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Company's management. Such information has been subjected to the inquiry and analytical procedures applied in the review of the basic financial statements and we are not aware of any material modifications that should be made thereto in order for such information to be in conformity with accounting principles generally accepted in the United States of America when considered in relation to the basic financial statements taken as a whole.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of assets and liabilities of PMD Investment Company, including the schedule of investments (not presented herein), as of December 31, 1999, and the related statements of operations (not presented herein) and changes in net assets for the year then ended and the additional information included in footnote G for each of the five years in the period ended December 31, 1999; and in our report dated February 2, 2000, we expressed an unqualified opinion on those financial statements and additional information. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 1999 and the per share data and ratios for each of the five years in the period ended December 31, 1999 is fairly stated, in all material respects, in relation to the financial statements from which it has been derived.


/s/ Deloitte & Touche LLP
Omaha, Nebraska
July 25, 2000

PMD INVESTMENT COMPANY

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(Unaudited - See Independent Accountants' Review Report)
---------------------------------------------------------------------------------------------------

ASSETS:

  Investments in securities, at approximate market value,
    amortized cost of $2,662,081                                                        $ 2,597,441

  Investment in tax-exempt money-market fund                                             11,135,304
                                                                                        -----------

           Total Investments                                                             13,732,745

  Interest receivable                                                                        44,565
                                                                                        -----------

           Total Assets                                                                  13,777,310

LIABILITIES:

  Accrued expenses                                                                           10,025

  Due to shareholders for shares tendered for redemption                                  9,115,430
                                                                                        -----------

           Total  Liabilities                                                             9,125,455
                                                                                        -----------

  Commitments and contingencies

NET ASSETS (common stock $.50 par value; 20,000 shares authorized; equivalent to
  $4.12 per share based on 1,129,041 shares of common stock outstanding at
  June 30, 2000)                                                                        $ 4,651,855
                                                                                        ===========

See notes to financial statements.

PMD INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS
JUNE 30, 2000
(Unaudited - See Independent Accountants' Review Report)
-----------------------------------------------------------------------------------------------------------


                                                                                               Approximate
                                                           Principal          Amortized            Fair
                                                             Amount              Cost             Value
Citigroup Inc., Senior Note, 9.5%, due
  March 1, 2002                                            $  550,000        $  569,293        $  568,062
Federal Home Loan Mortgage Corporation, 7.0%,
  due June 1, 2024                                          1,111,520         1,115,242         1,076,863
Federal National Mortgage Association, 6.5%,
  due January 1, 2024                                         736,108           727,545           700,016
University of Nebraska Facilities Corp., University
  Medical Center, Series A, 7.2%, due July 1, 2004            250,000           250,000           252,500
                                                           ----------        ----------        ----------

                                                           $2,647,628        $2,662,080        $2,597,441
                                                           ==========        ==========        ==========

See notes to financial statements.

PMD INVESTMENT COMPANY

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(Unaudited - See Independent Accountants' Review Report)
---------------------------------------------------------------------------------

Interest Income:
  From investments                                                     $ 375,197

Expenses:
  Investment advisory fee                                                 14,037
  Custodian fees                                                           2,000
  Professional fees                                                       26,859
  Shareholders' servicing costs                                            1,960
  Directors' fees                                                          7,500
  Other                                                                    3,447
                                                                       ---------

           Total Expenses                                                 55,803
                                                                       ---------

Net Investment Income                                                    319,394

Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on investments                                      (186,862)

Change in Unrealized Appreciation of Investments for the Period           45,380
                                                                       ---------

Net Realized Loss and Increase in Unrealized
  Appreciation on Investments                                           (141,482)
                                                                       ---------

Increase in Net Assets Resulting from Operations                       $ 177,912
                                                                       =========

See notes to financial statements.

PMD INVESTMENT COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED  DECEMBER  31,  1999 AND THE SIX MONTHS  ENDED JUNE 30,  2000
(Unaudited - See Independent Accountants' Review Report)
---------------------------------------------------------------------------------------------------------------------------


                                                                Common Stock                                 Undistributed
                                                            -----------------------                               Net
                                                                           $.50 Par          Retained         Investment
                                                            Shares           Value           Earnings           Income
                                                            ------           -----           --------           ------
Year ended December 31, 1999:
  Net investment income                                          --      $         --      $         --      $    678,766
  Net realized gain from securities transactions                 --                --                --                --
  Change in unrealized appreciation of investments               --                --                --                --
                                                          ---------      ------------      ------------      ------------
  Increase in net assets from operations                         --                --                --           678,766
  Dividends - $.211 per share                                    --                --                --          (699,855)
  Common stock redeemed (Note B)                            (57,091)          (28,546)         (214,702)               --
                                                          ---------      ------------      ------------      ------------
           Total decrease in net assets                     (57,091)          (28,546)         (214,702)          (21,089)

  Net assets on January 1, 1999                           3,398,855         1,699,427        12,405,240           198,086
                                                          ---------      ------------      ------------      ------------

  Net assets on December 31, 1999                         3,341,764         1,670,881        12,190,538           176,997

  Net investment income                                          --                --                --           319,394
  Net realized loss from securities transactions                 --                --                --                --
  Change in unrealized appreciation of investments               --                --                --                --
                                                          ---------      ------------      ------------      ------------
  Increase in net assets from operations                         --                --                --           319,394
  Dividends - $.057 per share                                    --                --                --          (176,996)
  Dividends - $.048 per share                                    --                --                --          (161,026)
  Common stock redeemed (Note B)                         (2,212,723)       (1,106,362)       (8,010,069)               --
                                                          ---------      ------------      ------------      ------------
           Total decrease in net assets                  (2,212,723)       (1,106,362)       (8,010,069)          (18,628)

  Net assets on January 1, 2000                           3,341,764         1,670,881        12,190,538           176,997
                                                          ---------      ------------      ------------      ------------

  Net assets on June 30, 2000                             1,129,041      $    564,519      $  4,180,469      $    158,369
                                                          =========      ============      ============      ============

                                                          Accumulated
                                                            Realized         Unrealized
                                                           Gain (Loss)      Appreciation
                                                           on Sale of      (Depreciation)
                                                           Securities      of Investments          Total
                                                           ----------      --------------          -----
Year ended December 31, 1999:
  Net investment income                                   $         --      $         --      $    678,766
  Net realized gain from securities transactions                   336                --               336
  Change in unrealized appreciation of investments                  --          (598,175)         (598,175)
                                                          ------------      ------------      ------------
  Increase in net assets from operations                           336          (598,175)           80,927
  Dividends - $.211 per share                                  (11,459)               --          (711,314)
  Common stock redeemed (Note B)                                    --                --          (243,248)
                                                          ------------      ------------      ------------
           Total decrease in net assets                        (11,123)         (598,175)         (873,635)

  Net assets on January 1, 1999                                 25,361           488,155        14,816,269
                                                          ------------      ------------      ------------

  Net assets on December 31, 1999                               14,238          (110,020)       13,942,634

  Net investment income                                             --                --           319,394
  Net realized loss from securities transactions              (186,862)               --          (186,862)
  Change in unrealized appreciation of investments                  --            45,380            45,380
                                                          ------------      ------------      ------------
  Increase in net assets from operations                      (186,862)           45,380           177,912
  Dividends - $.057 per share                                  (14,238)               --          (191,234)
  Dividends - $.048 per share                                       --                --          (161,026)
  Common stock redeemed (Note B)                                    --                --        (9,116,431)
                                                          ------------      ------------      ------------
           Total decrease in net assets                       (201,100)           45,380        (9,290,779)

  Net assets on January 1, 2000                                 14,238          (110,020)       13,942,634
                                                          ------------      ------------      ------------

  Net assets on June 30, 2000                             $   (186,862)     $    (64,640)     $  4,651,855
                                                          ============      ============      ============


PMD INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(Unaudited - See Independent Accountants' Review Report)
--------------------------------------------------------------------------------

A.    SIGNIFICANT ACCOUNTING POLICIES

     The Company is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

     Six-Month Financial Statements - The financial statements for the six months ended June 30, 2000 reflect all adjustments which are, in the opinion of management, necessary to fairly present statements of operations and changes in net assets for the six month period presented.

     Investment Securities - Investments in securities are valued at fair value as determined by the Company's investment advisor at June 30, 2000.

     Securities Transactions - Securities transactions are recorded on a trade date basis. Cost of securities sold is determined using the identified cost method.

     Interest Income - Interest income, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds and notes, is earned from settlement date and recorded on the accrual basis.

     Income Taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income, including capital gains, to its shareholders. No income tax provision has been made since substantially all the income and capital gains are reported by the shareholders on their own tax returns.

     Management and Service Fees - The investment advisory fee, which is payable monthly, is based on the value of net assets at each month-end at the annual rate of .25 percent on the first $10,000,000 of the net asset value and .15 percent of the net asset value in excess of $10,000,000, with a minimum fee of $10,000 per year. Fees for the services of each of the directors of the Company are $5,000 annually with an additional $500 for each board or committee meeting attended in excess of four meetings each year. No additional compensation or benefits are paid to officers or directors of the Company.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.    REDEMPTION OF SHARES

     At June 30, 2000, the Company had authorized 20,000,000 shares of $.50 par value common stock.

     Shareholders may redeem shares of stock and receive the net asset value per share on any December 31 or June 30 by tendering the shares to be redeemed 30 days prior to the intended redemption date.

     The principal shareholder of the Company died on January 10, 2000. Federal estate tax obligations incident to his estate necessitated the redemption of 2,206,000 shares of the Company's stock. The shares were redeemed effective June 30, 2000 at $4.12 per share. This redemption was paid on July 5, 2000.

C.    CONTINGENT LIABILITIES

     On January 15, 1981, the Company sold substantially all of its assets which had been used in its former operations as a discount store business. Although the purchaser of the Company's operating assets assumed substantially all of the Company's liabilities and obligations as part of the purchase transaction, the Company remains contingently liable for such liabilities and obligations, including obligations under long-term real estate and equipment leases and real estate mortgages until released by the obligees or until such liabilities and obligations have been satisfied or discharged. The total of such liabilities and obligations not released by the obligees amounted to approximately $5,652,000 as of February 1, 2000, the most recent date for which such information is available.

D.    PURCHASES AND SALES OF SECURITIES

     The following summarizes the approximate value of securities transactions for the periods indicated.

                                           Six Months Ended                 Six Months Ended
                                             June 30, 2000                   June 30, 1999
                                     ---------------------------     ----------------------------
                                      Purchases         Sales         Purchases         Sales
     Tax Exempt:
       Municipal bonds and notes     $        --     $ 8,949,939     $        --     $    35,000

     Taxable:
       Government agency                      --       1,093,890              --         301,438
                                     -----------     -----------     -----------     -----------
                                              --      10,043,829              --         336,438
     Other tax-exempt short-term
       investments                    10,268,803         104,702         481,277         165,321
                                     -----------     -----------     -----------     -----------

                                     $10,268,803     $10,148,531     $   481,277     $   501,759
                                     ===========     ===========     ===========     ===========

     Net realized loss on sale of investments was $186,862 for the six months ended June 30, 2000. Net realized gain on sale of investments was $112 for the six months ended June 30, 1999.

     The diversification of investments based on fair value at June 30, 2000 is as follows:

          State and municipal tax-exempt bonds                1.9 %
          U.S. government agency bonds                       12.9
          Corporate bonds                                     4.1
          Short-term tax-exempt money market fund            81.1
                                                           ------

                                                            100.0 %
                                                           ======

E.   DISTRIBUTIONS TO SHAREHOLDERS

     On July 13, 2000, a quarterly income distribution of $0.0479 per share aggregating $54,081 was declared from investment income realized during 2000. The dividend is payable on July 31, 2000 to shareholders of record on July 24, 2000.

F.   SUBSEQUENT EVENTS

     The Board of Directors of the Company resolved on July 13, 2000 to dissolve the Company pending approval of the shareholders.

G.   SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS

                             Six Months
                                Ended                             Years Ended December 31,
                               June 30,      ---------------------------------------------------------------------
                                 2000           1999           1998          1997           1996           1995
                             (Unaudited)
Weighted average shares
  outstanding                 3,329,471      3,360,634      3,432,115      3,537,042      3,626,328      3,825,907
                              =========      =========      =========      =========      =========      =========

Interest income                  $0.113         $0.232         $0.244         $0.243         $0.251         $0.240
Expenses                          0.017          0.029          0.030          0.028          0.030          0.024
                              ---------      ---------      ---------      ---------      ---------      ---------
Net investment income             0.096          0.203          0.214          0.215          0.221          0.216
Distribution from net
  investment income              (0.106)        (0.211)        (0.215)        (0.234)        (0.262)        (0.228)
Increase (decrease) in
  unrealized appreciation
  of investments                  0.014         (0.177)         0.017          0.047         (0.094)         0.098
Net realized gain (loss)
  from securities
  transactions                   (0.057)        --              0.005          0.003          0.010          0.051
                              ---------      ---------      ---------      ---------      ---------      ---------
Increase (decrease) in
  net assets                     (0.053)        (0.185)         0.021          0.031         (0.125)         0.137
Net asset value at
  beginning of period             4.173          4.358          4.337          4.306          4.431          4.294
                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value at end
  of period                      $4.120         $4.173         $4.358         $4.337         $4.306         $4.431
                              =========      =========      =========      =========      =========      =========

Ratio of expenses to
  average net assets                0.8 %*         0.7 %          0.7 %          0.7 %          0.7 %          0.5 %

Ratio of net investment
  income to average net
  assets                            4.6 %*         4.7 %          5.0 %          5.0 %          5.0 %          4.9 %

Portfolio turnover                  0.0 %*         0.0 %         16.6 %         12.0 %         19.8 %         59.6 %

Number of shares
  outstanding at end of
  period (in thousands)           1,129          3,342          3,399          3,454          3,597          3,805

* Ratio has been annualized.


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